LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Loss per share
Loss per share for the years ended December 31, 2018 and 2017 was calculated based on the following:

	2018	2017 (Restated) (i)
Attributable to Yamana Gold Inc. equity holders
Net loss	$(284.6)	$(188.5)

(i)
The Company has initially applied IFRS 9 at January 1, 2018. Under the transition method chosen, comparative information has been restated for certain hedging requirements. Refer to Note 5: Recent Accounting Pronouncements.

	2018	2017
Weighted average number of common shares (in thousands) - basic	949,030	948,187
Weighted average number of dilutive share options (i)	—	—
Weighted average number of dilutive Restricted Share Units (i)	—	—
Weighted average number of common shares (in thousands) - diluted (i)	949,030	948,187

(i)
Effect of dilutive securities - the potential shares attributable to 954 share options (2017: 954 share options) and 1,356,779 restricted share units (2017: 636,774 restricted share units) were anti-dilutive for the years ended December 31, 2018 and December 31, 2017, respectively.